TAX (Tables)	12 Months Ended
Dec. 31, 2017
TAX [abstract]
Schedule of analysis of tax (credit)/expense in consolidated statement of profit or loss and other comprehensive income
	2015	2016	2017

Current tax
Provision for PRC enterprise income tax on the estimated taxable profits for the year	9,990	7,547	11,472
Provision for overseas enterprise income tax on the estimated taxable profits for the year	3,501	2,983	4,390
Deferred tax
Temporary differences in the current year	(12,585)	(14,595)	(7,558)
Effect of changes in tax rates	(4,022)	(1,847)	3,376

Income tax (credit)/expense for the year	(3,116)	(5,912)	11,680

Schedule of reconciliation of the PRC statutory corporate income tax rate to effective income tax rate of the Group
	2015	2016	2017
	%	%	%

PRC statutory enterprise income tax rate	25.0	25.0	25.0
Effect of different tax rates for overseas subsidiaries	(5.8)	34.8	(1.6)
Effect of changes in tax rates	(23.5)	35.0	9.4
Tax credit from the government	(11.5)	8.3	(2.7)
Tax reported in equity-accounted entities	(0.4)	1.0	(0.2)
Tax losses previously not recognized	(1.9)	5.3	-
Others	(0.1)	2.7	2.2

Group’s effective income tax rate	(18.2)	112.1	32.1

Schedule of movements of deferred tax liabilities net of deferred tax assets
	2015	2016	2017

At January 1	14,312	(1,948)	(19,174)
Credit to the profit or loss	(12,585)	(14,595)	(7,558)
Changes in tax rates	(4,022)	(1,847)	3,376
Charge to equity	141	(226)	7
Exchange differences	206	(558)	1,143

At December 31	(1,948)	(19,174)	(22,206)

Schedule of principal components of deferred tax balances
	2016	2017

Deferred tax assets
Property, plant and equipment	1,681	7,312
Provision for dismantlement	9,325	9,669
Losses available for offsetting against future taxable profit	21,163	16,529
Fair value of long term borrowings	1,969	1,771
Others	1,389	1,178

	35,527	36,459

Deferred tax liabilities
Property, plant and equipment	(16,208)	(13,670)
Fair value changes on other financial assets	(139)	(232)
Others	(6)	(351)

	(16,353)	(14,253)

Net deferred tax assets	19,174	22,206

Of which – deferred tax assets	24,844	25,509
deferred tax liabilities	(5,670)	(3,303)